Risk Report - Asset Quality - Off-balance sheet lending commitments and guarantee business, Nominal Amount (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Nominal amount [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		€ 293,248	[1]	€ 263,106
Movements in financial assets including new business		16,498		21,220
Transfers due to changes in creditworthiness				0
Changes in models				0
Foreign exchange and other changes		7,427		8,923
Balance, end of reporting period		317,173		293,248	[1]	€ 263,106
Of which: Financial guarantees		67,337
Nominal amount [Member] | Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		276,157	[1]	251,795
Movements in financial assets including new business		16,078		18,247
Transfers due to changes in creditworthiness		(3,047)		(2,177)
Changes in models				0
Foreign exchange and other changes		6,874		8,292
Balance, end of reporting period		296,062		276,157	[1]	251,795
Of which: Financial guarantees		61,083
Nominal amount [Member] | Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		14,498		8,723
Movements in financial assets including new business		361		3,236
Transfers due to changes in creditworthiness		3,166		2,019
Changes in models				0
Foreign exchange and other changes		452		521
Balance, end of reporting period		18,478		14,498		8,723
Of which: Financial guarantees		5,283
Nominal amount [Member] | Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		2,582		2,587
Movements in financial assets including new business		62		(273)
Transfers due to changes in creditworthiness		(119)		158
Changes in models				0
Foreign exchange and other changes		100		110
Balance, end of reporting period		2,625		2,582		2,587
Of which: Financial guarantees		971
Nominal amount [Member] | Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year		11		1
Movements in financial assets including new business		(3)		10
Transfers due to changes in creditworthiness				0
Changes in models				0
Foreign exchange and other changes		0		0
Balance, end of reporting period		8		11		1
Total loan loss allowance [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				342
Movements in financial assets including new business		99	[2],[3]	13	[4],[5]	75
Transfers due to changes in creditworthiness	[4],[5]			0
Changes in models	[4],[5]			0
Foreign exchange and other changes		9	[2],[3]	12	[4],[5]	1
Balance, end of reporting period						342
Of which: Financial guarantees		378		297		257
Total loan loss allowance [Member] | Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				128
Movements in financial assets including new business		21	[2],[3]	(43)	[4],[5]	13
Transfers due to changes in creditworthiness		12	[2],[3]	3	[4],[5]
Changes in models	[4],[5]			0
Foreign exchange and other changes		4	[2],[3]	3	[4],[5]	3
Balance, end of reporting period						128
Of which: Financial guarantees		95		69		99
Total loan loss allowance [Member] | Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				48
Movements in financial assets including new business		(1)	[2],[3]	38	[4],[5]	21
Transfers due to changes in creditworthiness		(15)	[2],[3]	(5)	[4],[5]
Changes in models	[4],[5]			0
Foreign exchange and other changes		3	[2],[3]	3	[4],[5]	4
Balance, end of reporting period						48
Of which: Financial guarantees		56		64		43
Total loan loss allowance [Member] | Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				166
Movements in financial assets including new business		78	[2],[3]	18	[4],[5]	41
Transfers due to changes in creditworthiness		3	[2],[3]	2	[4],[5]
Changes in models	[4],[5]			0
Foreign exchange and other changes		3	[2],[3]	6	[4],[5]	(6)
Balance, end of reporting period						166
Of which: Financial guarantees		€ 226		164		115
Total loan loss allowance [Member] | Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year				0
Movements in financial assets including new business				0	[4],[5]	0
Transfers due to changes in creditworthiness	[4],[5]			0
Changes in models	[4],[5]			0
Foreign exchange and other changes				0	[4],[5]	0
Balance, end of reporting period						0
Of which: Financial guarantees				€ 0		€ 0

[1]	[1]Prior year’s comparatives aligned to presentation in the current year.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022.
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022.
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
[5]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.